Financial Assets and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Movement in Non-Current Financial Assets
The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Non-current financial assets (Note 16)	5,339	5,201
Investments	585	616
Credits and other financial assets	602	741
Deposits and guarantees	691	966
Trade receivables	945	1,049
Receivables for subleases	17	14
Impairment of trade receivables	(106)	(125)
Long-term derivative financial assets (Note 19)	2,605	1,940
Other non-current assets	2,064	2,067
Contractual assets (Note 23)	288	325
Deferred expenses (Note 23)	1,073	1,001
Long-term receivables for taxes	315	354
Prepayments	388	387
Total	7,403	7,268
The movement in investments, other long-term credits, deposits and guarantees, trade receivables, long-term receivables for subleases and impairment of trade receivables in 2024 and 2023, is as follows:

Millions of euros	Investments	Other long-term credits	Deposits and guarantees	Trade receivables	Long-term receivables for subleases	Impairment of trade receivables
Balance at 12/31/2022	497	981	1,163	1,019	19	(128)
Additions	17	114	9	610	4	(38)
Disposals	(17)	(310)	(111)	(303)	(1)	16
Translation differences	(1)	(17)	30	37	—	(11)
Fair value adjustments and financial updates	115	26	35	1	—	—
Transfers and other	5	(53)	(160)	(315)	(8)	36
Balance at 12/31/2023	616	741	966	1,049	14	(125)
Additions	30	132	11	623	11	(59)
Disposals	(150)	(107)	(18)	(366)	—	34
Translation differences	(4)	(35)	(104)	(41)	(1)	18
Fair value adjustments and financial updates	94	10	23	(16)	—	—
Transfers and other	(1)	(139)	(187)	(304)	(7)	26
Balance at 12/31/2024	585	602	691	945	17	(106)